1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
BRENDEN P. CARROLL brenden.carroll@dechert.com +1 202 261 3458 Direct +1 202 261 3027 Fax

April 3, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Trust (File Nos. 333-194341)

Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14

Ladies and Gentlemen:

Attached for filing via the EDGAR system is Pre-Effective Amendment No. 1 to the registration statement on Form N-14 under the Securities Act of 1933, as amended (“1933 Act”), for Goldman Sachs Trust (“Registrant”). This Pre-Effective Amendment is being filed in connection with the reorganization of the Goldman Sachs Income Strategies Portfolio (“Acquired Portfolio”), a series of the Registrant, with and into the Goldman Sachs Satellite Strategies Portfolio (“Surviving Portfolio”), another series of the Registrant, in exchange for shares of the Surviving Portfolio and the assumption by the Surviving Portfolio of all liabilities of the Acquired Portfolio.

This Pre-Effective Amendment No. 1 is being filed for the sole purpose of delaying the effectiveness of the Registrant’s previously filed initial registration statement filed on Form N-14 (File No. 333-194341) on March 5, 2014. This Pre-Effective Amendment No. 1 incorporates by reference the information contained in Parts A and B of the initial registration statement filed on Form N-14 (File No. 333-194341) under the 1933 Act, as filed with the Commission on March 5, 2014.

No fees are required in connection with this filing. Should you have any questions please feel free to contact the undersigned at 202.261.3458.

Very truly yours,

/s/ Brenden P. Carroll

Brenden P. Carroll

US    Austin    Boston    Charlotte    Hartford    Los Angeles    New York    Orange County    Philadelphia    Princeton    San Francisco     Silicon Valley

Washington DC    EUROPE    Brussels    Dublin    Frankfurt    London    Luxembourg    Moscow     Munich    Paris    ASIA    Beijing    Hong Kong